Segmented Information (Tables)	12 Months Ended
Dec. 31, 2019
Segmented Information
Schedule of segmented information

Segmented information as at and for the year ended December 31, 2019 and 2018 is summarized as follows:

As at and for the year ended	Environmental		Corporate and
December 31, 2019	Services	Mining	Other	Total

Segment revenues
External customers
Canadian	$20,076	$—	$—	$20,076
Non-Canadian	9,130	—	—	9,130
Total revenues as reported	29,206	—	—	29,206

Cost of sales	23,130	—	—	23,130
Depreciation and amortization	548	1,244	307	2,099
Share-based compensation	—	—	3,977	3,977
Other G&A expenses	6,871	69	5,314	12,254
Mine site care and maintenance	—	818	—	818
Foreign exchange (gain) loss	5	(5)	41	41
Loss on investments	—	1	2	3
Loss on equity investments	—	—	—	—
Gain on derivative asset	—	(5,489)	—	(5,489)
Other (income) loss	57	78	333	468

Segment income (loss) before taxes	$(1,405)	$3,284	$(9,974)	$(8,095)	(i)

Total assets	$9,509	$125,878	$9,966	$145,353
Total liabilities	$2,898	$12,426	$3,359	$18,683

As at and for year ended	Environmental		Corporate and
December 31, 2018	Services	Mining	Other	Total

Segment revenues
External customers
Canadian	$13,105	$—	$—	$13,105
Non-Canadian	6,775	—	—	6,775
Total revenues as reported	19,880	—	—	19,880

Cost of sales	13,828	—	—	13,828
Depreciation and amortization	165	1,292	105	1,562
Share-based compensation	—	—	2,544	2,544
Other G&A expenses	4,507	86	5,701	10,294
Mine site care and maintenance	—	1,311	—	1,311
Foreign exchange (gain) loss	35	9	(29)	15
Loss on investments		113	459	572
Gain on derivative asset	—	(3,071)	—	(3,071)
Other (income) loss	(8)	68	(241)	(181)

Segment income (loss) before taxes	$1,353	$192	$(8,539)	$(6,994)	(i)

Total assets	$11,462	$113,341	$8,215	$133,018
Total liabilities	$4,116	$10,284	$1,988	$16,388
(i)	Represents consolidated loss before taxes.